Shareholders' Equity (Details) - Schedule of Accumulated other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accumulated other Comprehensive Income (Loss) [Abstract]
Beginning balance	$ (550,248)	$ 1,230,083
Other comprehensive income (loss) before reclassification	(3,532,507)	(1,828,542)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income	(3,532,507)	(1,828,542)
Other comprehensive loss attribute to noncontrolling interests	92,161	48,211
Ending balance	$ (3,990,594)	$ (550,248)